Financial Instruments and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of derivative instruments - balance sheet location

Derivative Instruments – Balance Sheet Location

	December 31, 2015	December 31, 2016
	Fair Value	Fair Value
Balance Sheet Location
Derivatives not designated as hedging instruments
Interest rate swaps Current liabilities – Interest rate swaps	$18,700	$-
Total derivatives	$18,700	$-

Effect of Derivative Instruments not designated as hedging instruments

Effect of Derivative Instruments not designated as hedging instruments

		Year Ended December 31,
		2015	2016
	Location of Gain / (Loss) Recognized
Interest rate swaps – Fair value	Loss on derivatives, net	$522,090	$-
Interest rate swaps – Realized Loss	Loss on derivatives, net	(735,097)	-
Net loss on derivatives		$(213,007)	$-

Schedule of valuation of advances for vessels under construction

Details for the impairment charge on the advances for vessels under construction are noted in the table below:

	Significant Other Observable Inputs (Level 2)	Loss
Advances for vessels under construction	$10,845,000	$43,878,294